INCOME TAXES - Benefit for income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current tax provision:
State			$ (907)	$ (188)
Foreign			(852)	(1,482)
Total current provision			(1,759)	(1,670)
Deferred tax (provision) benefit:
Federal			(4,704)	10,233
State			(897)	1,949
Foreign			829	66
Total deferred (provision) benefit	$ (6,951)	$ 3,319	4,772	(12,248)
Total income tax (provision) benefit	$ 6,012	$ (3,482)	$ (6,531)	$ 10,578